COMMITMENTS AND CONTINGENCIES - Capital commitments (Details) - Dec. 31, 2020 - Capital commitments ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Capital commitment related to capital expenditures for construction in progress
2021	$ 6,065	¥ 39,576
Total	$ 6,065	¥ 39,576